SHARE OPTION PLANS (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Exercisable	10,300,000	11,300,000	14,750,000
Weighted-Average Remaining Contractual Life (Years)	4 years 8 months 1 day	5 years 2 months 19 days	8 years 11 months 27 days
Maximum [Member]
Exercisable	$ 0.20	$ 0.20	$ 0.20
Stock Option [Member] | Minimum [Member]
Exercisable	$ 0.15	$ 0.15	$ 0.15